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October 12, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:     Performance Funds Trust (the "Trust")
        File Nos. 33-46488/811-6603

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectuses relating to
(i) the Institutional Class of The Money Market Fund; (ii) the Institutional Class of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Small Cap Equity Fund, the Mid Cap Equity Fund and the Large Cap Equity Fund (together, the "Funds"); (iii) the Class A and Class B Shares of the Funds; and (iv) the Trust's Statement of Additional Information, each dated September 30, 1998, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, do not differ from those which were contained in the Trust's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on September 30, 1998.

Please contact the undersigned at (614) 470-8096. Thank you.

Very truly yours,

JEANETTE PEPLOWSKI

Jeanette Peplowski
Assistant Secretary to Performance Funds Trust.